RELATED PARTY TRANSACTIONS (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Related Party Transactions [Abstract]
Due (to)/from related parties at beginning of year	$ (101,297)	$ 148,795
Amounts invoiced by Pharma to DDL, NM and TCL primarily relating to research and development expenses	4,767,586	3,245,985
Amounts invoiced by DDL to Pharma	0	2,495
Amounts invoiced by DDL to Pharma	0	(2,495)
Amounts repaid by DDL to Pharma	(3,773,217)	(3,492,962)
Foreign exchange differences	27,708	620
Foreign exchange differences	(27,708)	(620)
Due (to)/from related parties at end of year	$ 920,780	$ (101,297)